EX‑99.1

Wells Fargo Bank, N.A.

Corporate Trust Services

8480 Stagecoach Circle

Frederick, MD 21701-4747

Morgan Stanley Capital I Inc.

Commercial Mortgage Pass-Through Certificates

Series 2012‑C4

For Additional Information, please contact

CTSLink Customer Service

1-866-846-4526

Reports Available www.ctslink.com

Payment Date: 9/17/15

Record Date: 8/31/15

Determination Date: 9/11/15

DISTRIBUTION DATE STATEMENT Table of Contents
STATEMENT SECTIONS	PAGE(s)
Certificate Distribution Detail	2
Certificate Factor Detail	3
Reconciliation Detail	4
Other Required Information	5
Cash Reconciliation	6
Current Mortgage Loan and Property Stratification Tables	7 - 9
Mortgage Loan Detail	10 - 11
NOI Detail	12 - 13
Principal Prepayment Detail	14
Historical Detail	15
Delinquency Loan Detail	16
Specially Serviced Loan Detail	17 - 18
Advance Summary	19
Modified Loan Detail	20
Historical Liquidated Loan Detail	21
Historical Bond/Collateral Loss Reconciliation Detail	22
Interest Shortfall Reconciliation Detail	23 - 24
Supplemental Reporting	25

Trust Advisor

Pacific Life Insurance Company

700 Newport Center Drive

Newport Beach, CA 92660

Contact: Lisa Fields

Contact: (949) 219-3856

Depositor

Morgan Stanley Capital I Inc.

1585 Broadway

New York, NY 10036

Contact: General Information Number

Phone Number: (212) 761-4000

Master Servicer

KeyCorp Real Estate Capital Markets, Inc.

11501 Outlook

Suite 300

Overland Park, KS 66211

Contact: Andy Lindenman

Phone Number: (913) 317-4372

Special Servicer

Midland Loan Services

A Division of PNC Bank, N.A.

10851 Mastin Street, Building 82

Overland Park, KS 66210

Contact: Valerie Nichols

Phone Number: (913) 253-9000

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Copyright 2015, Wells Fargo Bank, N.A.

Certificate Distribution Detail
Class	CUSIP	Pass-Through Rate	Original Balance	Beginning Balance	Principal Distribution	Interest Distribution	Prepayment Penalties	Realized Loss / Additional Trust Fund Expenses	Total Distribution	Ending Balance	Current Subordination Level (1)
A‑1	61760VAL7	1.085000%	65,086,000.00	16,754,580.77	1,295,039.82	15,148.93	0.00	0.00	1,310,188.75	15,459,540.95	31.42%
A‑2	61760VAM5	2.111000%	244,709,000.00	244,709,000.00	0.00	430,483.92	0.00	0.00	430,483.92	244,709,000.00	31.42%
A‑3	61760VAN3	2.991000%	75,630,000.00	75,630,000.00	0.00	188,507.77	0.00	0.00	188,507.77	75,630,000.00	31.42%
A‑4	61760VAP8	3.244000%	383,661,000.00	383,661,000.00	0.00	1,037,163.57	0.00	0.00	1,037,163.57	383,661,000.00	31.42%
A‑S	61760VAQ6	3.773000%	111,243,000.00	111,243,000.00	0.00	349,766.53	0.00	0.00	349,766.53	111,243,000.00	20.82%
B	61760VAC7	5.213000%	50,815,000.00	50,815,000.00	0.00	220,748.83	0.00	0.00	220,748.83	50,815,000.00	15.97%
C	61760VAD5	5.708788%	37,081,000.00	37,081,000.00	0.00	176,406.31	0.00	0.00	176,406.31	37,081,000.00	12.44%
D	61760VAE3	5.708788%	24,721,000.00	24,721,000.00	0.00	117,605.79	0.00	0.00	117,605.79	24,721,000.00	10.08%
E	61760VAF0	5.708788%	39,827,000.00	39,827,000.00	0.00	189,469.92	0.00	0.00	189,469.92	39,827,000.00	6.28%
F	61760VAG8	3.070000%	17,854,000.00	17,854,000.00	0.00	45,676.48	0.00	0.00	45,676.48	17,854,000.00	4.58%
G	61760VAH6	3.070000%	19,227,000.00	19,227,000.00	0.00	49,189.07	0.00	0.00	49,189.07	19,227,000.00	2.75%
H	61760VAJ2	3.070000%	28,841,600.00	28,841,600.00	0.00	34,721.19	0.00	0.00	34,721.19	28,841,600.00	0.00%
R	61760VAK9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%

Totals			1,098,695,600.00	1,050,364,180.77	1,295,039.82	2,854,888.31	0.00	0.00	4,149,928.13	1,049,069,140.95

Class	CUSIP	Pass- Through Rate	Original Notional Amount	Beginning Notional Amount	Interest Distribution	Prepayment Penalties	Total Distribution	Ending Notional Amount
X‑A	61760VAA1	2.793774%	880,329,000.00	831,997,580.77	1,937,010.93	0.00	1,937,010.93	830,702,540.95
X‑B	61760VAB9	0.911995%	218,366,600.00	218,366,600.00	165,957.72	0.00	165,957.72	218,366,600.00

(1) Calculated by taking (A) the sum of the ending certificate balance of all classes less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing the result by (A).

Certificate Factor Detail
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	Prepayment Penalties	Realized Loss/ Additional Trust Fund Expenses	Ending Balance
A‑1	61760VAL7	257.42219172	19.89736380	0.23275251	0.00000000	0.00000000	237.52482792
A‑2	61760VAM5	1,000.00000000	0.00000000	1.75916668	0.00000000	0.00000000	1,000.00000000
A‑3	61760VAN3	1,000.00000000	0.00000000	2.49249993	0.00000000	0.00000000	1,000.00000000
A‑4	61760VAP8	1,000.00000000	0.00000000	2.70333333	0.00000000	0.00000000	1,000.00000000
A‑S	61760VAQ6	1,000.00000000	0.00000000	3.14416664	0.00000000	0.00000000	1,000.00000000
B	61760VAC7	1,000.00000000	0.00000000	4.34416668	0.00000000	0.00000000	1,000.00000000
C	61760VAD5	1,000.00000000	0.00000000	4.75732343	0.00000000	0.00000000	1,000.00000000
D	61760VAE3	1,000.00000000	0.00000000	4.75732333	0.00000000	0.00000000	1,000.00000000
E	61760VAF0	1,000.00000000	0.00000000	4.75732342	0.00000000	0.00000000	1,000.00000000
F	61760VAG8	1,000.00000000	0.00000000	2.55833315	0.00000000	0.00000000	1,000.00000000
G	61760VAH6	1,000.00000000	0.00000000	2.55833307	0.00000000	0.00000000	1,000.00000000
H	61760VAJ2	1,000.00000000	0.00000000	1.20385797	0.00000000	0.00000000	1,000.00000000
R	61760VAK9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Class	CUSIP	Beginning Notional Amount	Interest Distribution	Prepayment Penalties	Ending Notional Amount
X‑A	61760VAA1	945.09845838	2.20032616	0.00000000	943.62737221
X‑B	61760VAB9	1,000.00000000	0.75999590	0.00000000	1,000.00000000

Reconciliation Detail Principal Reconciliation
Loan Group	Stated Beginning Principal Balance	Unpaid Beginning Principal Balance	Scheduled Principal	Unscheduled Principal	Principal Adjustments	Realized Loss	Stated Ending Principal Balance	Unpaid Ending Principal Balance	Current Principal Distribution Amount

Total	1,050,364,180.79	1,050,895,892.54	1,295,039.83	0.00	0.00	0.00	1,049,069,140.97	1,049,547,211.74	1,295,039.83

Certificate Interest Reconciliation
Class	Accrual Dates	Accrual Days	Accrued Certificate Interest	Net Aggregate Prepayment Interest Shortfall	Distributable Certificate Interest	Distributable Certificate Interest Adjustment	WAC CAP Shortfall	Additional Trust Fund Expenses	Interest Distribution	Remaining Unpaid Distributable Certificate Interest
A‑1	08/01/2015 - 08/30/2015	30	15,148.93	0.00	15,148.93	0.00	0.00	0.00	15,148.93	0.00
A‑2	08/01/2015 - 08/30/2015	30	430,483.92	0.00	430,483.92	0.00	0.00	0.00	430,483.92	0.00
A‑3	08/01/2015 - 08/30/2015	30	188,507.77	0.00	188,507.77	0.00	0.00	0.00	188,507.77	0.00
A‑4	08/01/2015 - 08/30/2015	30	1,037,163.57	0.00	1,037,163.57	0.00	0.00	0.00	1,037,163.57	0.00
X‑A	08/01/2015 - 08/30/2015	30	1,937,010.93	0.00	1,937,010.93	0.00	0.00	0.00	1,937,010.93	0.00
X‑B	08/01/2015 - 08/30/2015	30	165,957.72	0.00	165,957.72	0.00	0.00	0.00	165,957.72	0.00
A‑S	08/01/2015 - 08/30/2015	30	349,766.53	0.00	349,766.53	0.00	0.00	0.00	349,766.53	0.00
B	08/01/2015 - 08/30/2015	30	220,748.83	0.00	220,748.83	0.00	0.00	0.00	220,748.83	0.00
C	08/01/2015 - 08/30/2015	30	176,406.31	0.00	176,406.31	0.00	0.00	0.00	176,406.31	0.00
D	08/01/2015 - 08/30/2015	30	117,605.79	0.00	117,605.79	0.00	0.00	0.00	117,605.79	0.00
E	08/01/2015 - 08/30/2015	30	189,469.92	0.00	189,469.92	0.00	0.00	0.00	189,469.92	0.00
F	08/01/2015 - 08/30/2015	30	45,676.48	0.00	45,676.48	0.00	0.00	0.00	45,676.48	0.00
G	08/01/2015 - 08/30/2015	30	49,189.07	0.00	49,189.07	0.00	0.00	0.00	49,189.07	0.00
H	08/01/2015 - 08/30/2015	30	73,786.43	0.00	73,786.43	0.00	0.00	39,065.24	34,721.19	159,658.73

Totals			4,996,922.20	0.00	4,996,922.20	0.00	0.00	39,065.24	4,957,856.96	159,658.73

Other Required Information

Available Distribution Amount (1)	6,252,896.78

Master Servicing Fee Summary
Current Period Accrued Master Servicing Fees	18,649.33
Less Delinquent Master Servicing Fees	557.04
Less Reductions to Master Servicing Fees	0.00
Plus Master Servicing Fees for Delinquent Payments Received	1,018.47
Plus Adjustments for Prior Master Servicing Calculation	0.00
Total Master Servicing Fees Collected	19,110.76

(1) The Available Distribution Amount includes any Prepayment Premiums.

Appraisal Reduction Amount
Loan Number	Loan Group	Appraisal Reduction Amount	Cumulative ASER Amount	Date Appraisal Reduction Effected

Total

Cash Reconciliation Detail

Total Funds Collected
Interest:
Scheduled Interest	5,021,179.33
Interest reductions due to Nonrecoverability Determinations	0.00
Interest Adjustments	0.00
Deferred Interest	0.00
Net Prepayment Interest Shortfall	0.00
Net Prepayment Interest Excess	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	5,021,179.33

Principal:
Scheduled Principal	1,295,039.83
Unscheduled Principal	0.00
Principal Prepayments	0.00
Collection of Principal after Maturity Date	0.00
Recoveries from Liquidation and Insurance Proceeds	0.00
Excess of Prior Principal Amounts paid	0.00
Curtailments	0.00
Negative Amortization	0.00
Principal Adjustments	0.00
Total Principal Collected	1,295,039.83

Other:
Prepayment Penalties/Yield Maintenance	0.00
Repayment Fees	0.00
Borrower Option Extension Fees	0.00
Equity Payments Received	0.00
Net Swap Counterparty Payments Received	0.00
Total Other Collected:	0.00

Total Funds Collected	6,316,219.16

Total Funds Distributed
Fees:
Master Servicing Fee - KeyCorp Real Estate Capital Markets, Inc.	18,649.33
Trustee Fee - Wells Fargo Bank, N.A.	0.00
Certificate Administrator Fee - Wells Fargo Bank, N.A.	3,798.82
Insurer Fee	0.00
Trust Advisor Fee - Pacific Life Insurance Co.	1,808.96
Total Fees	24,257.11

Additional Trust Fund Expenses:
Reimbursement for Interest on Advances	14,218.59
ASER Amount	0.00
Special Servicing Fee	24,846.65
Rating Agency Expenses	0.00
Attorney Fees & Expenses	0.00
Bankruptcy Expense	0.00
Taxes Imposed on Trust Fund	0.00
Non-Recoverable Advances	0.00
Other Expenses	0.00
Total Additional Trust Fund Expenses	39,065.24

Interest Reserve Deposit	0.00

Payments to Certificateholders & Others:
Interest Distribution	4,957,856.96
Principal Distribution	1,295,039.82
Prepayment Penalties/Yield Maintenance	0.00
Borrower Option Extension Fees	0.00
Equity Payments Paid	0.00
Net Swap Counterparty Payments Paid	0.00
Total Payments to Certificateholders & Others	6,252,896.78

Total Funds Distributed	6,316,219.13

Current Mortgage Loan and Property Stratification Tables Aggregate Pool Property Type (1)
Property Type	# of Props	Scheduled Balance	% of Agg. Bal.	WAM (2)	WAC	Weighted Avg DSCR (3)
Industrial	1	10,211,671.80	0.97	77	5.4300	1.560000
Lodging	9	179,658,320.03	17.13	31	6.2451	2.915508
Mixed Use	1	72,984,934.92	6.96	13	5.1200	1.700000
Mobile Home Park	9	90,494,495.11	8.63	75	5.1901	2.307123
Multi‑Family	3	53,310,844.17	5.08	63	5.6580	1.391600
Office	6	152,896,322.43	14.57	74	5.4282	1.799097
Retail	36	440,614,893.15	42.00	76	5.4320	1.577523
Self Storage	12	48,897,658.91	4.66	61	5.6859	2.082445

Totals	77	1,049,069,140.97	100.00	62	5.5514	1.924326

Seasoning
Seasoning	# of Loans	Scheduled Balance	% of Agg. Bal.	WAM (2)	WAC	Weighted Avg DSCR (3)
5 months or less	0	0.00	0.00	0	0.0000	0.000000
6 months to 11 months	0	0.00	0.00	0	0.0000	0.000000
12 months or greater	38	1,049,069,140.97	100.00	62	5.5514	1.924326

Totals	38	1,049,069,140.97	100.00	62	5.5514	1.924326

See footnotes on last page of this section.

State (1)
State	# of Props	Scheduled Balance	% of Agg. Bal.	WAM (2)	WAC	Weighted Avg DSCR (3)
Arizona	2	7,511,749.34	0.72	75	5.3923	2.613778
California	10	158,427,198.26	15.10	40	5.8841	2.559229
Colorado	2	22,296,439.15	2.13	77	5.8539	1.653752
Connecticut	2	131,548,876.84	12.54	78	5.2091	1.318925
Florida	5	64,822,958.07	6.18	51	5.4372	3.038418
Georgia	2	14,069,885.81	1.34	78	5.5889	1.897829
Illinois	1	28,482,910.84	2.72	78	4.9900	1.430000
Kansas	3	15,573,075.68	1.48	75	5.9231	1.340103
Massachusetts	20	95,510,259.41	9.10	75	5.4958	1.883174
Mexico	1	33,299,530.11	3.17	15	6.6000	3.400000
Michigan	1	33,286,775.14	3.17	77	5.5000	1.290000
Minnesota	1	32,500,000.00	3.10	78	4.8570	1.990000
Nevada	2	16,758,993.74	1.60	74	5.2820	2.710000
New Jersey	4	27,013,572.92	2.58	76	5.4843	1.749919
New York	5	157,787,708.59	15.04	42	5.4329	1.705763
North Carolina	1	1,672,953.31	0.16	72	6.0700	1.460000
Oregon	1	639,898.32	0.06	78	5.7750	2.280000
Pennsylvania	1	62,505,423.46	5.96	78	5.2960	1.630000
Rhode Island	1	3,209,042.33	0.31	78	5.7750	2.280000
Tennessee	1	19,393,378.00	1.85	78	5.6200	0.780000
Texas	8	87,412,689.93	8.33	75	5.9311	1.828064
Virginia	3	35,345,821.27	3.37	77	5.6443	1.343046

Totals	77	1,049,069,140.97	100.00	62	5.5514	1.924326

Scheduled Balance
Scheduled Balance	# of Loans	Scheduled Balance	% of Agg. Bal.	WAM (2)	WAC	Weighted Avg DSCR (3)
$10,000,000 or less	11	65,171,498.56	6.21	68	5.6226	1.935980
$10,000,001 to $20,000,000	10	142,164,474.07	13.55	60	5.6694	1.675703
$20,000,001 to $30,000,000	7	182,859,258.57	17.43	69	5.5621	1.959747
$30,000,001 to $40,000,000	2	65,786,775.14	6.27	77	5.1823	1.635814
$40,000,001 to $70,000,000	5	300,754,061.77	28.67	76	5.4732	1.925196
$70,000,001 to $80,000,000	1	72,984,934.92	6.96	13	5.1200	1.700000
$80,000,001 to $100,000,000	1	95,894,975.14	9.14	15	6.6000	3.400000
$100,000,001 or greater	1	123,453,162.80	11.77	78	5.1900	1.290000

Totals	38	1,049,069,140.97	100.00	62	5.5514	1.924326

Note Rate
Note Rate	# of Loans	Scheduled Balance	% of Agg. Bal.	WAM (2)	WAC	Weighted Avg DSCR (3)
5.000% or less	3	90,482,910.84	8.63	78	4.9129	1.816979
5.001% to 5.500%	16	558,649,214.18	53.25	65	5.3094	1.761860
5.501 to 6.000%	13	246,449,349.67	23.49	66	5.7926	1.831606
6.001% to 6.500%	4	54,283,716.54	5.17	74	6.0858	1.627195
6.501% or greater	2	99,203,949.74	9.46	17	6.6050	3.330068

Totals	38	1,049,069,140.97	100.00	62	5.5514	1.924326

See footnotes on last page of this section.

Anticipated Remaining Term (ARD and Balloon Loans)
Anticipated Remaining Term (2)	# of Loans	Scheduled Balance	% of Agg. Bal.	WAM (2)	WAC	Weighted Avg DSCR (3)
54 months or less	7	239,675,977.81	22.85	15	5.8820	2.681789
55 months to 60 months	0	0.00	0.00	0	0.0000	0.000000
61 months to 114 months	31	809,393,163.16	77.15	76	5.4535	1.700028
115 months or greater	0	0.00	0.00	0	0.0000	0.000000

Totals	38	1,049,069,140.97	100.00	62	5.5514	1.924326

Remaining Amortization Term (ARD and Balloon Loans)
Remaining Amortization Term	# of Loans	Scheduled Balance	% of Agg. Bal.	WAM (2)	WAC	Weighted Avg DSCR (3)
Interest Only	1	6,975,000.00	0.66	12	5.7000	1.370000
300 months or less	9	220,461,178.76	21.01	70	5.7230	1.785232
301 to 350 months	28	821,632,962.21	78.32	61	5.5041	1.966354
351 months or greater	0	0.00	0.00	0	0.0000	0.000000

Totals	38	1,049,069,140.97	100.00	62	5.5514	1.924326

Debt Service Coverage Ratio (3)
Debt Service Coverage Ratio	# of Loans	Scheduled Balance	% of Agg. Bal.	WAM (2)	WAC	Weighted Avg DSCR (3)
1.20 or less	2	43,583,691.79	4.15	78	5.7088	0.757799
1.21 to 1.30	4	169,181,522.45	16.13	77	5.2874	1.288103
1.31 to 1.40	2	19,239,101.52	1.83	52	5.7000	1.357251
1.41 to 1.50	2	30,155,864.15	2.87	78	5.0499	1.431664
1. 51 to 1.60	5	124,722,317.82	11.89	76	5.8160	1.543971
1.61 to 1.70	5	173,933,612.63	16.58	46	5.3215	1.663291
1.71 to 1.80	3	81,362,278.52	7.76	75	5.6788	1.754059
1.81 to 1.90	1	12,902,925.73	1.23	17	5.5000	1.890000
1.91 to 2.00	3	121,115,423.21	11.55	77	5.1813	1.972912
2.01 to 2.30	4	60,459,097.32	5.76	76	5.5671	2.143224
2.31 to 2.50	1	3,139,159.34	0.30	73	6.0000	2.470000
2.51 to 2.70	2	21,175,774.12	2.02	39	5.5000	2.609469
2.71 or greater	4	188,098,372.37	17.93	36	6.0347	3.285546

Totals	38	1,049,069,140.97	100.00	62	5.5514	1.924326

Age of Most Recent NOI
Age of Most Recent NOI	# of Loans	Scheduled Balance	% of Agg. Bal.	WAM (2)	WAC	Weighted Avg DSCR (3)
Underwriter's Information	1	3,308,974.60	0.32	74	6.7500	1.303422
1 year or less	37	1,045,760,166.37	99.68	62	5.5476	1.926291
1 to 2 years	0	0.00	0.00	0	0.0000	0.000000
2 years or greater	0	0.00	0.00	0	0.0000	0.000000

Totals	38	1,049,069,140.97	100.00	62	5.5514	1.924326

(1) Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut-Off Date balance of each property as disclosed in the offering document.  The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the “State” and "Property” stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The “State” and “Property” stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a “hope note”) of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

(2) Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.

(3) Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. As NCF DSCRs are reported in the Loan Periodic File, the most current NCF DSCR is used in the stratification section of this report. If no updated NCF DSCRs are reported, the most current NOI DSCR is used. If no updated DSCR information is provided, then information from the offering document is used. If the DSCRs reported by the Master Servicer are based on a period of less than 12 months, they are normalized based on the Most Recent Financial as of Start and End Dates reported in the Loan Periodic File. The DSCR information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

Mortgage Loan Detail
Loan Number	ODCR	Property Type (1)	City	State	Interest Payment	Principal Payment	Gross Coupon	Anticipated Repayment Date	Maturity Date	Neg. Amort (Y/N)	Beginning Scheduled Balance	Ending Scheduled Balance	Paid Thru Date	Appraisal Reduction Date	Appraisal Reduction Amount	Res. Strat. (2)	Mod. Code (3)
10072964	1	RT	Manchester	CT	552,450.47	160,590.81	5.190%	N/A	3/1/22	N	123,613,753.60	123,453,162.80	9/1/15
10073579	2	LO	Various	Various	545,532.38	93,126.44	6.600%	N/A	12/1/16	N	95,988,101.58	95,894,975.14	9/1/15			13
10072965	3	MU	New York	NY	322,161.51	85,973.02	5.120%	10/7/16	10/7/21	N	73,070,907.94	72,984,934.92	9/7/15
10073586	4	RT	Camp Hill	PA	285,415.22	79,534.28	5.296%	N/A	3/1/22	N	62,584,957.74	62,505,423.46	9/1/15
10072966	5	MH	Various	Various	282,374.64	70,758.35	5.282%	N/A	11/1/21	N	62,082,342.62	62,011,584.27	9/1/15
10072967	6	OF	Brooklyn	NY	294,364.68	104,259.79	5.810%	N/A	2/1/22	N	58,836,980.80	58,732,721.01	9/1/15
10072968	7	RT	Various	Various	277,013.53	100,749.84	5.500%	N/A	12/7/21	N	58,489,659.66	58,388,909.82	9/7/15
10072969	8	RT	Various	Various	280,325.12	73,458.53	5.500%	N/A	12/7/21	N	59,188,881.74	59,115,423.21	9/7/15
10073620	9	RT	Troy	MI	157,843.49	40,882.66	5.500%	N/A	2/10/22	N	33,327,657.80	33,286,775.14	9/10/15
10073587	10	OF	Eden Prairie	MN	135,928.54	0.00	4.857%	N/A	3/1/22	N	32,500,000.00	32,500,000.00	9/1/15
10073580	11	RT	Houston	TX	154,575.18	33,127.05	6.050%	N/A	10/1/21	N	29,670,521.58	29,637,394.53	9/1/15
10073588	12	MH	Loves Park	IL	122,555.36	38,602.75	4.990%	N/A	3/1/22	N	28,521,513.59	28,482,910.84	9/1/15
10072970	13	OF	El Segundo	CA	124,473.61	0.00	4.900%	3/10/22	3/10/42	N	29,500,000.00	29,500,000.00	9/10/15
10073621	14	LO	St. Pete Beach	FL	130,871.53	46,125.27	5.800%	N/A	3/10/17	N	26,203,421.21	26,157,295.94	9/10/15
10072971	15	LO	Springfield	VA	120,613.57	42,794.86	5.780%	N/A	3/10/22	N	24,233,108.65	24,190,313.79	9/10/15				8
10073582	16	SS	Various	Various	118,873.69	27,416.81	5.775%	3/1/22	3/1/32	N	23,904,219.84	23,876,803.03	9/1/15
10072972	17	MF	San Antonio	TX	104,894.91	24,050.69	5.790%	N/A	3/10/22	N	21,038,591.13	21,014,540.44	9/10/15
10072973	18	MF	Clarksville	TN	94,023.53	35,201.55	5.620%	N/A	3/10/22	N	19,428,579.55	19,393,378.00	8/10/14	5/11/15		7
10072974	19	RT	Denver	CO	96,287.88	22,512.13	5.830%	N/A	3/5/22	N	19,179,791.94	19,157,279.81	9/5/15
10072975	20	OF	Livermore	CA	81,418.72	17,613.22	6.010%	N/A	11/10/21	N	15,732,240.60	15,714,627.38	9/10/15
10073572	21	LO	Various	TX	74,814.60	25,052.12	6.000%	N/A	1/1/22	N	14,480,245.89	14,455,193.77	9/1/15
10072976	22	RT	Tampa	FL	57,822.12	18,619.25	5.040%	N/A	8/10/21	N	13,323,069.23	13,304,449.98	9/10/15
10072977	23	SS	Costa Mesa	CA	65,860.31	14,961.60	5.850%	N/A	1/10/17	N	13,074,007.60	13,059,046.00	9/10/15
10072978	24	MF	Brooklyn	NY	61,169.57	12,643.00	5.500%	N/A	2/10/17	N	12,915,568.73	12,902,925.73	8/10/15
10072979	25	RT	Derby	KS	60,267.98	14,603.68	5.700%	N/A	12/10/21	N	12,278,705.20	12,264,101.52	9/10/15
10072980	26	LO	San Diego	CA	55,491.66	14,914.18	5.500%	N/A	8/10/16	N	11,716,714.26	11,701,800.08	9/10/15
10072981	27	IN	Edison	NJ	47,838.10	19,252.46	5.430%	2/10/22	2/10/37	N	10,230,924.26	10,211,671.80	9/10/15
10073578	28	OF	Fort Worth	TX	44,925.93	11,852.97	5.500%	N/A	11/1/21	N	9,485,827.01	9,473,974.04	9/1/15
10072982	29	RT	Scarsdale	NY	41,735.57	12,128.98	5.300%	N/A	8/10/21	N	9,144,738.89	9,132,609.91	9/10/15
10073590	30	SS	Norwalk	CA	38,721.52	11,715.68	5.090%	N/A	3/1/22	N	8,834,366.22	8,822,650.54	9/1/15
10072983	31	LO	Arlington	TX	40,068.63	11,776.69	6.400%	N/A	1/10/22	N	7,270,518.01	7,258,741.32	9/10/15
10072984	32	RT	Atlanta	GA	32,512.85	8,759.66	5.400%	N/A	2/10/22	N	6,992,010.33	6,983,250.67	9/10/15
10072985	33	OF	San Diego	CA	34,235.63	0.00	5.700%	N/A	9/10/16	N	6,975,000.00	6,975,000.00	9/10/15
10073589	34	RT	Altamonte Springs	FL	19,667.05	5,648.91	5.220%	N/A	3/1/22	N	4,375,316.72	4,369,667.81	9/1/15
10073581	35	RT	Rego Park	NY	19,791.77	4,848.32	5.690%	N/A	11/1/21	N	4,039,365.34	4,034,517.02	9/1/15
10072986	36	RT	Topeka	KS	19,251.58	3,125.05	6.750%	N/A	11/10/21	N	3,312,099.65	3,308,974.60	9/10/15
10073583	37	SS	Lakewood	CO	16,237.32	3,547.85	6.000%	N/A	10/1/21	N	3,142,707.19	3,139,159.34	9/1/15
10072987	38	RT	Raleigh	NC	8,769.58	4,811.38	6.070%	N/A	9/10/21	N	1,677,764.69	1,672,953.31	9/10/15

Totals					5,021,179.33	1,295,039.83					1,050,364,180.79	1,049,069,140.97			0.00

See footnotes on last page of this section.

(1) Property Type Code
	MF - Multi-Family
	RT - Retail
	HC - Health Care
	IN - Industrial
	WH - Warehouse
	MH - Mobile Home Park
	OF - Office
	MU - Mixed Use
	LO - Lodging
	SS - Self Storage
	OT - Other
	IW - Industrial/warehouse
(2) Resolution Strategy Code
	1 - Modification
	2 - Foreclosure
	3 - Bankruptcy
	4 - Extension
	5 - Note Sale
	6 - DPO
	7 - REO
	8 - Resolved
	9 - Pending Return to Master Servicer
	10 - Deed In Lieu Of Foreclosure
	11 - Full Payoff
	12 - Reps and Warranties
	13 - Other or TBD
(3) Modification Code
	1 - Maturity Date Extension
	2 - Amortization Change
	3 - Principal Write-Off
	4 - Blank
	5 - Temporary Rate Reduction
	6 - Capitalization of Interest
	7 - Capitalization of Taxes
	8 - Other
	9 - Combination

NOI Detail
Loan Number	ODCR	Property Type	City	State	Ending Scheduled Balance	Most Recent Fiscal NOI (1)	Most Recent NOI (1)	Most Recent NOI Start Date	Most Recent NOI End Date

10072964	1	Retail	Manchester	CT	123,453,162.80	12,879,473.17	5,744,185.18	1/1/15	6/30/15
10073579	2	Lodging	Various	Various	95,894,975.14	25,292,382.62	16,410,765.96	7/1/14	6/30/15
10072965	3	Mixed Use	New York	NY	72,984,934.92	8,307,930.00	0.00
10073586	4	Retail	Camp Hill	PA	62,505,423.46	7,896,252.79	3,879,202.46	1/1/15	6/30/15
10072966	5	Mobile Home Park	Various	Various	62,011,584.27	10,997,428.82	5,805,109.26	1/1/15	6/30/15
10072967	6	Office	Brooklyn	NY	58,732,721.01	8,361,477.08	0.00
10072968	7	Retail	Various	Various	58,388,909.82	6,335,096.50	4,155,146.11	1/1/15	6/30/15
10072969	8	Retail	Various	Various	59,115,423.21	0.00	2,136,880.59	1/1/15	3/31/15
10073620	9	Retail	Troy	MI	33,286,775.14	3,521,634.70	819,426.22	1/1/15	3/31/15
10073587	10	Office	Eden Prairie	MN	32,500,000.00	3,121,830.90	1,645,221.18	1/1/15	6/30/15
10073580	11	Retail	Houston	TX	29,637,394.53	3,106,897.30	1,875,456.54	1/1/15	6/30/15
10073588	12	Mobile Home Park	Loves Park	IL	28,482,910.84	2,791,191.18	0.00
10072970	13	Office	El Segundo	CA	29,500,000.00	3,375,258.21	1,595,283.13	1/1/15	6/30/15
10073621	14	Lodging	St. Pete Beach	FL	26,157,295.94	9,301,066.37	0.00
10072971	15	Lodging	Springfield	VA	24,190,313.79	1,965,812.51	0.00
10073582	16	Self Storage	Various	Various	23,876,803.03	3,687,997.37	2,039,371.11	1/1/15	6/30/15
10072972	17	Multi‑Family	San Antonio	TX	21,014,540.44	2,402,509.66	1,321,623.39	1/1/15	6/30/15
10072973	18	Multi‑Family	Clarksville	TN	19,393,378.00	1,368,627.00	0.00
10072974	19	Retail	Denver	CO	19,157,279.81	2,039,155.30	1,130,297.73	1/1/15	6/30/15
10072975	20	Office	Livermore	CA	15,714,627.38	2,084,905.56	1,080,125.88	1/1/15	6/30/15
10073572	21	Lodging	Various	TX	14,455,193.77	2,872,798.38	0.00
10072976	22	Retail	Tampa	FL	13,304,449.98	2,037,386.47	1,050,631.56	1/1/15	6/30/15
10072977	23	Self Storage	Costa Mesa	CA	13,059,046.00	1,617,564.83	0.00
10072978	24	Multi‑Family	Brooklyn	NY	12,902,925.73	1,620,353.67	803,059.91	1/1/15	6/30/15
10072979	25	Retail	Derby	KS	12,264,101.52	1,379,076.93	681,829.38	1/1/15	6/30/15
10072980	26	Lodging	San Diego	CA	11,701,800.08	2,537,190.48	0.00
10072981	27	Industrial	Edison	NJ	10,211,671.80	1,411,799.17	711,073.67	1/1/15	6/30/15
10073578	28	Office	Fort Worth	TX	9,473,974.04	1,868,163.00	0.00
10072982	29	Retail	Scarsdale	NY	9,132,609.91	831,746.05	0.00
10073590	30	Self Storage	Norwalk	CA	8,822,650.54	1,127,750.69	628,810.84	1/1/15	6/30/15
10072983	31	Lodging	Arlington	TX	7,258,741.32	1,210,423.79	0.00
10072984	32	Retail	Atlanta	GA	6,983,250.67	682,219.27	388,863.16	1/1/15	6/30/15
10072985	33	Office	San Diego	CA	6,975,000.00	537,600.01	326,726.72	1/1/15	6/30/15
10073589	34	Retail	Altamonte Springs	FL	4,369,667.81	497,660.21	248,830.10	1/1/15	6/30/15
10073581	35	Retail	Rego Park	NY	4,034,517.02	1,353,918.97	695,692.34	1/1/15	6/30/15
10072986	36	Retail	Topeka	KS	3,308,974.60	0.00	0.00
10073583	37	Self Storage	Lakewood	CO	3,139,159.34	546,785.16	299,473.20	1/1/15	6/30/15
10072987	38	Retail	Raleigh	NC	1,672,953.31	251,030.14	126,975.41	1/1/15	6/30/15

Total					1,049,069,140.97

(1) The Most Recent Fiscal NOI and Most Recent NOI fields correspond to the financial data reported by the Master Servicer. An NOI of 0.00 means the Master Servicer did not report NOI figures in their loan level reporting.

Principal Prepayment Detail
			Principal Prepayment Amount		Prepayment Penalties
Loan Number	Loan Group	Offering Document Cross-Reference	Payoff Amount	Curtailment Amount	Prepayment Premium	Yield Maintenance Premium
No Principal Prepayments this Period

Totals

Historical Detail
				Delinquencies										Prepayments			Rate and Maturities
Distribution		30‑59 Days		60‑89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Date	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM
9/17/15	0	$0.00	0	$0.00	1	$19,393,378.00	0	$0.00	1	$19,393,378.00	0	$0.00	0	$0.00	0	$0.00	5.551420%	5.524600%	62
8/17/15	0	$0.00	0	$0.00	1	$19,428,579.55	0	$0.00	1	$19,428,579.55	0	$0.00	0	$0.00	0	$0.00	5.551453%	5.524634%	63
7/17/15	0	$0.00	0	$0.00	1	$19,463,611.56	0	$0.00	1	$19,463,611.56	0	$0.00	0	$0.00	0	$0.00	5.551485%	5.524667%	64
6/17/15	0	$0.00	0	$0.00	1	$19,501,504.59	0	$0.00	1	$19,501,504.59	0	$0.00	1	$124,810.59	0	$0.00	5.551528%	5.524711%	65
5/15/15	0	$0.00	0	$0.00	1	$19,536,185.39	0	$0.00	1	$19,536,185.39	0	$0.00	0	$0.00	0	$0.00	5.551593%	5.524776%	66
4/17/15	0	$0.00	0	$0.00	1	$19,573,740.12	0	$0.00	1	$19,573,740.12	0	$0.00	0	$0.00	0	$0.00	5.551635%	5.524819%	67
3/17/15	0	$0.00	0	$0.00	1	$19,608,073.02	0	$0.00	1	$19,608,073.02	0	$0.00	0	$0.00	0	$0.00	5.551665%	5.524851%	68
2/18/15	0	$0.00	0	$0.00	1	$19,651,399.65	0	$0.00	1	$19,651,399.65	0	$0.00	0	$0.00	0	$0.00	5.551729%	5.524915%	69
1/16/15	0	$0.00	0	$0.00	1	$19,685,358.53	0	$0.00	1	$19,685,358.53	0	$0.00	0	$0.00	0	$0.00	5.551759%	5.524946%	70
12/17/14	0	$0.00	0	$0.00	1	$19,719,153.86	0	$0.00	1	$19,719,153.86	1	$24,587,148.46	0	$0.00	0	$0.00	5.551788%	5.524976%	71
11/18/14	0	$0.00	0	$0.00	1	$19,755,855.68	0	$0.00	1	$19,755,855.68	0	$0.00	0	$0.00	0	$0.00	5.551829%	5.525017%	72
10/20/14	0	$0.00	0	$0.00	1	$19,789,311.49	0	$0.00	1	$19,789,311.49	0	$0.00	0	$0.00	0	$0.00	5.551858%	5.525047%	73

Note: Foreclosure and REO Totals are excluded from the delinquencies aging categories.

Delinquency Loan Detail
Loan Number	Offering Document Cross- Reference	# of Months Delinq.	Paid Through Date	Current P & I Advances	Outstanding P & I Advances **	Status of Mortgage Loan (1)	Resolution Strategy Code (2)	Servicing Transfer Date	Foreclosure Date	Actual Principal Balance	Outstanding Servicing Advances	Bankruptcy Date	REO Date
10072973	18	12	8/10/14	128,786.75	1,659,700.10	3	7	10/23/13		19,858,805.76	166,601.45		6/30/14
10072978	24	0	8/10/15	73,567.90	73,567.90	B				12,915,568.74	11,154.84

Totals	2			202,354.65	1,733,268.00					32,774,374.50	177,756.29

Totals By Delinquency Code:
Total for Status Code = 3 (1 loan)				128,786.75	1,659,700.10					19,858,805.76	166,601.45
Total for Status Code = B (1 loan)				73,567.90	73,567.90					12,915,568.74	11,154.84

(1) Status of Mortgage Loan
A - Payment Not Received But Still In Grace Period Or Not Yet Due
B - Late Payment But Less Than 1 Month Delinquent
0 - Current
1 - One Month Delinquent
2 - Two Months Delinquent
3 - Three or More Months Delinquent
4 - Assumed Scheduled Payment (Performing Matured Balloon)
5 - Non Performing Matured Balloon
(2) Resolution Strategy Code
1 - Modification
2 - Foreclosure
3 - Bankruptcy
4 - Extension
5 - Note Sale
6 - DPO
7 - REO
8 - Resolved
9 - Pending Return to Master Servicer
10 - Deed In Lieu Of Foreclosure
11 - Full Payoff
12 - Reps and Warranties
13 - Other or TBD

** Outstanding P & I Advances include the current period advance.

Specially Serviced Loan Detail - Part 1
Loan Number	Offering Document Cross- Reference	Servicing Transfer Date	Resolution Strategy Code (1)	Scheduled Balance	Property Type (2)	State	Interest Rate	Actual Balance	Net Operating Income	DSCR Date	DSCR	Note Date	Maturity Date	Remaining Amortization Term
10073579	2	5/1/15	13	95,894,975.14	LO	Various	6.600%	95,894,975.14	16,410,765.96	6/30/15	3.94	1/01/12	12/1/16	314
10072973	18	10/23/13	7	19,393,378.00	MF	TN	5.620%	19,858,805.76	1,368,627.00	6/30/15	0.88	4/10/12	3/10/22	257

(1) Resolution Strategy Code
	1 - Modification
	2 - Foreclosure
	3 - Bankruptcy
	4 - Extension
	5 - Note Sale
	6 - DPO
	7 - REO
	8 - Resolved
	9 - Pending Return to Master Servicer
	10 - Deed in Lieu Of Foreclosure
	11 - Full Payoff
	12 - Reps and Warranties
	13 - Other or TBD
(2) Property Type Code
	MF - Multi-Family
	RT - Retail
	HC - Health Care
	IN - Industrial
	WH - Warehouse
	MH - Mobile Home Park
	OF - Office
	MU - Mixed Use
	LO - Lodging
	SS - Self Storage
	OT - Other

Specially Serviced Loan Detail - Part 2
Loan Number	Offering Document Cross- Reference	Resolution Strategy Code (1)	Site Inspection Date	Phase 1 Date	Appraisal Date	Appraisal Value	Other REO Property Revenue	Comments from Special Servicer
10073579	2	13				458,000,000.00

    9/11/2015 8.31.15 Loan is paid to 9.1.15. Loan was transferred to Special Servicing on 5.1.15 for imminent default as the Borrower was required to change the party holding the liquor license for the two California collateral properties as the pri ncipal thereof pled guilty to one count of tax evasion and is no longer a valid license holder. The Principal also failed to disclose his potential tax liability when the Loan was originated. The Borrower was defaulted for the failure to disclose. Sett lementterms were approved and mutually executed that include guarantor recourse if there is any future default due to his felony conviction, a $5MM LOC as additional collateral for the note and for reconciliations under the liquor concession agreements, a nd the partial defeasance of the note associated with the Las Ventanas collateral prior to September 30, 2015. Borrower is working on the partial defeasance and is performing under the settlement.

10072973	18	7			4/29/15	24,950,000.00

    9/11/2015 9.1.15: The loan is REO as of 6.30.14. Collateral is comprised of 224 units or 649 bed MF complex in Clarksville, TN. Current occupancy 87% as of 7.30.15. SS entered into a property management agreement with Elmington PM and a list ing agreement with JLL. 20 units were converted into 3 bedroom master suites. Annual site inspection completed on 5.6.15. Property is in good condition. Property is on the market as of 6/11/15. MLS is reviewing best and final bids.

(1) Resolution Strategy Code
1 - Modification
2 - Foreclosure
3 - Bankruptcy
4 - Extension
5 - Note Sale
6 - DPO
7 - REO
8 - Resolved
9 - Pending Return to Master Servicer
10 - Deed in Lieu Of Foreclosure
11 - Full Payoff
12 - Reps and Warranties
13 - Other or TBD

Advance Summary
Loan Group	Current P & I Advances	Outstanding P & I Advances	Outstanding Servicing Advances	Current Period Interest on P&I and Servicing Advances Paid

Totals	202,354.65	1,733,268.00	18,790.59	14,218.59

Modified Loan Detail
Loan Number	Offering Document Cross- Reference	Pre- Modification Balance	Post- Modification Balance	Pre- Modification Interest Rate	Post- Modification Interest Rate	Modification Date	Modification Description
10072971	15	24,631,913.17	24,631,913.17	5.7800%	5.7800%	11/26/14	Please refer to Servicer Reports for modification comments

Totals		24,631,913.17	24,631,913.17

Historical Liquidated Loan Detail
Distribution Date	ODCR	Beginning Scheduled Balance	Fees, Advances, and Expenses *	Most Recent Appraised Value or BPO	Gross Sales Proceeds or Other Proceeds	Net Proceeds Received on Liquidation	Net Proceeds Available for Distribution	Realized Loss to Trust	Date of Current Period Adj. to Trust	Current Period Adjustment to Trust	Cumulative Adjustment to Trust	Loss to Loan with Cum Adj. to Trust
No Liquidated Loans this Period

Current Total
Cumulative Total

* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

Historical Bond/Collateral Loss Reconciliation Detail
Distribution Date	Offering Document Cross- Reference	Beginning Balance at Liquidation	Aggregate Realized Loss on Loans	Prior Realized Loss Applied to Certificates	Amts Covered by Credit Support / Deal Structure	Interest (Shortages) / Excesses	Modification / Appraisal Reduction Adj.	Additional (Recoveries) / Expenses	Realized Loss Applied to Certificates to Date	Recoveries of Realized Losses Paid as Cash	(Recoveries) / Losses Applied to Certificate Interest
No Realized Losses this Period

Totals

Interest Shortfall Reconciliation Detail - Part 1
				Special Servicing Fees
Offering Document Cross- Reference	Stated Principal Balance at Contribution	Current Ending Scheduled Balance	Monthly	Liquidation	Work Out	ASER	(PPIS) Excess	Non-Recoverable (Scheduled Interest)	Interest on Advances	Modified Interest Rate(Reduction) / Excess
2	99,751,207.27	95,894,975.14	20,664.11	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	20,800,000.00	19,393,378.00	4,182.54	0.00	0.00	0.00	0.00	0.00	14,218.59	0.00

Totals	120,551,207.27	115,288,353.14	24,846.65	0.00	0.00	0.00	0.00	0.00	14,218.59	0.00

Interest Shortfall Reconciliation Detail - Part 2
			Reimb of Advances to the Servicer
Offering Document Cross- Reference	Stated Principal Balance at Contribution	Current Ending Scheduled Balance	Current Month	Left to Reimburse Master Servicer	Other (Shortfalls) / Refunds Monthly Fee	Comments
There are no Interest Shortfalls for the above columns for this Period.

Totals

Interest Shortfall Reconciliation Detail Part 2 Total		0.00
Interest Shortfall Reconciliation Detail Part 1 Total		39,065.24
Total Interest Shortfall Allocated to Trust		39,065.24

Supplemental Reporting

Other Disclosable Special Servicer Fees

Total Borrower paid fees to Special are $1,634.08 this month.